UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 354-0677

Signature, Place, and Date of Signing:

  /s/ James J. Watson       Larkspur, California           August 9, 2012
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   50

FORM 13F INFORMATION TABLE VALUE TOTAL:   $639,347
                                         (thousands)


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT
                                 June 30, 2012

                               TITLE                        VALUE       SHARES/  SH/ PUT/  INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (x$1000)     PRN AMT  PRN CALL  DISCRETION MANAGER    SOLE   SHARED  NONE
AXT INC                        COM              00246W103    4,391    1,111,752  SH        SOLE               1,111,752
ACACIA RESH CORP               ACACIA TCH COM   003881307    5,041      135,367  SH        SOLE                 135,367
ACCELRYS INC                   COM              00430U103   27,331    3,378,293  SH        SOLE               3,378,293
ACTUATE CORP                   COM              00508B102    6,753      974,476  SH        SOLE                 974,476
AFFORDABLE RESIDENTIAL COMNTY  NOTE 7.500% 8/1  00828UAB9   22,302   20,160,000  PRN       SOLE              20,160,000
AMERICAN CAPITAL LTD           COM              02503Y103    4,304      427,830  SH        SOLE                 427,830
AMERIGON INC                   COM              03070L300   16,563    1,441,478  SH        SOLE               1,441,478
APPLE INC                      COM              037833100    5,137        8,797  SH        SOLE                   8,797
BLACK DIAMOND INC              COM              09202G101    5,531      585,333  SH        SOLE                 585,333
CAI INTERNATIONAL INC          COM              12477X106   18,451      928,114  SH        SOLE                 928,114
CBIZ INC                       COM              124805102    6,099    1,026,800  SH        SOLE               1,026,800
CAFEPRESS INC                  COM              12769A103    6,190      416,008  SH        SOLE                 416,008
CENTRAL GARDEN & PET CO        COM              153527106    7,993      770,037  SH        SOLE                 770,037
CENTRAL GARDEN & PET CO        CL A NON VTG     153527205    8,705      799,375  SH        SOLE                 799,375
CISCO SYS INC                  COM              17275R102    8,242      480,000  SH        SOLE                 480,000
CLEARWATER PAPER CORP          COM              18538R103   19,690      577,077  SH        SOLE                 577,077
COGENT COMM GROUP INC          NOTE 1% 6/1      19239VAB0   16,034   16,878,000  PRN       SOLE              16,878,000
COINSTAR INC                   COM              19259P300   50,514      735,715  SH        SOLE                 735,715
CONCEPTUS INC                  COM              206016107   14,136      713,236  SH        SOLE                 713,236
CRAY INC                       COM              225223304   12,592    1,042,356  SH        SOLE               1,042,356
ENPHASE ENERGY INC             COM              29355A107    2,865      460,665  SH        SOLE                 460,665
EZCORP INC                     CL A NON VTG     302301106   25,222    1,075,100  SH        SOLE               1,075,100
GAMESTOP CORP NEW              CL A             36467W109   22,675    1,235,000  SH        SOLE               1,235,000
GAMESTOP CORP NEW              CALL             36467W109    4,424      240,976  SH  CALL  SOLE                 240,976
GENCORP INC                    COM              368682100    6,584    1,011,325  SH        SOLE               1,011,325
GENTEX CORP                    COM              371901109   14,511      695,300  SH        SOLE                 695,300
GLOBAL CASH ACCESS HLDGS, INC  COM              378967103    7,562    1,048,885  SH        SOLE               1,048,885
GRAND CANYON ED INC            COM              38526M106    5,758      274,992  SH        SOLE                 274,992
ICG GROUP INC                  COM              44928D108    5,501      594,707  SH        SOLE                 594,707
IMATION CORP                   COM              45245A107      635      107,330  SH        SOLE                 107,330
INTERMOLECULAR INC             COM              45882D109   18,089    2,334,010  SH        SOLE               2,334,010
INTERNATIONAL SPEEDWAY CORP    CL A             460335201    5,394      206,025  SH        SOLE                 206,025
JOS A BANK CLOTHIERS INC       COM              480838101   37,789      890,000  SH        SOLE                 890,000
LSB INDS INC                   COM              502160104    3,450      111,600  SH        SOLE                 111,600
LIGAND PHARMACEUTICALS INC     COM NEW          53220K504    4,478      264,326  SH        SOLE                 264,326
LITHIA MTRS INC                CL A             536797103      915       39,700  SH        SOLE                  39,700
MFC INDL LTD                   COM              55278T105   13,163    1,953,030  SH        SOLE               1,953,030
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105   35,204    1,057,489  SH        SOLE               1,057,489
MEDCATH CORP                   COM              58404W109    7,512    1,005,599  SH        SOLE               1,005,599
MIPS TECHNOLOGIES INC          COM              604567107    3,456      518,095  SH        SOLE                 518,095
MOVE INC COM                   COM              62458M108   24,433    2,687,917  SH        SOLE               2,687,917
NORDION INC                    COM              65563C105   25,353    2,708,664  SH        SOLE               2,708,664
POWERWAVE TECHNOLOGIES INC     NOTE 3.875% 10/0 739363AF6      124      965,000  PRN       SOLE                 965,000
RENTECH INC                    COM              760112102   31,588   15,333,747  SH        SOLE              15,333,747
SPANSION INC                   COM CL A NEW     84649R200    5,001      455,510  SH        SOLE                 455,510
SUNCOKE ENERGY INC             COM              86722A103   22,420    1,530,378  SH        SOLE               1,530,378
TRINITY BIOTECH PLC            SPON ADR NEW     896438306   12,528    1,044,038  SH        SOLE               1,044,038
ZYNGA INC                      CL A             98986T108    1,088      200,000  SH        SOLE                 200,000
CAESARSTONE SDOT-YAM LTD       ORD SHS          M20598104    1,743      143,436  SH        SOLE                 143,436
VISTAPRINT NV                  COM              N93540107   23,883      739,399  SH        SOLE                 739,399